Fair Value Measurements - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Detail) - CAD ($) $ in Millions		Apr. 30, 2025	Oct. 31, 2024
Securities
Amortized cost	[1]	$ 100,269	$ 115,188
Loans
Consumer instalment and other personal		92,146	92,687
Credit cards		13,221	13,612
Business and government		381,483	384,993
Deposits		958,267	982,440
Securitization and structured entities' liabilities		51,936	40,164
Other liabilities		35,887	36,720
Subordinated debt		9,740	8,377
Fair Value [member]
Securities
Amortized cost		92,999	106,461
Not Carried At Fair Value [member] | At carrying value [member]
Securities
Amortized cost		100,269	115,188
Loans
Residential mortgages		193,452	190,666
Consumer instalment and other personal		91,286	91,889
Credit cards		12,628	13,030
Business and government		364,826	369,776
Loans net of allowance for loan losses		662,192	665,361
Deposits		906,333	928,332
Securitization and structured entities' liabilities		21,256	21,850
Other liabilities		2,985	2,929
Subordinated debt		9,740	8,377
Not Carried At Fair Value [member] | Fair Value [member]
Securities
Amortized cost		92,999	106,461
Loans
Residential mortgages		191,924	188,848
Consumer instalment and other personal		91,300	91,513
Credit cards		12,628	13,030
Business and government		365,215	370,101
Loans net of allowance for loan losses		661,067	663,492
Deposits		907,269	928,689
Securitization and structured entities' liabilities		21,162	21,653
Other liabilities		2,778	2,669
Subordinated debt		$ 9,854	$ 8,543

[1]	Amounts are net of ACL of $3 million ($3 million as at October 31, 2024).